Finance costs (Tables)	6 Months Ended
Jun. 30, 2025
Finance Costs
Schedule of finance costs

	(Unaudited)	(Unaudited)	(Unaudited)
	Six-month ended	Six-month ended	Six-month ended
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

Interest on bank loans	130,993	1,028,279	1,386,809
Interest on loans from related companies	93,873	736,893	1,043,564
Interest on loans from directors	120,355	944,779	-
Interest on lease liabilities	249,349	1,957,367	2,946,652

	594,570	4,667,318	5,377,025